INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

9.          INVENTORIES

	December 31	December 31
	2020	2019
Ore in stockpiles	$2,317	$4,647
Concentrate	231	—
Materials and supplies	1,695	920

Total inventories	4,243	5,567
Less: current inventories	4,243	1,285

Non-current inventories	$—	$4,282

During the year ended December 31, 2020, the Corporation recognized a write-down of non-current ore in stockpiles relating to previously recognized ore at Bellekeno totalling $2,773,000 (2019 - nil).